Share Based Compensation (Details) ¥ / shares in Units, ¥ in Thousands															12 Months Ended
	May 09, 2025 $ / shares shares	May 06, 2025 shares	Feb. 06, 2025 shares	Jun. 06, 2024 $ / shares shares	Aug. 03, 2023 shares	Aug. 03, 2022 shares	Jun. 30, 2022 $ / shares shares	Jun. 24, 2022 shares	Jul. 31, 2017 ¥ / shares shares	Jul. 31, 2017 $ / shares shares	Oct. 18, 2016 shares	Oct. 17, 2016 shares	Apr. 21, 2016 shares	Aug. 31, 2014 shares	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 CNY (¥) ¥ / shares shares	Sep. 30, 2024 ¥ / shares $ / shares shares	Sep. 30, 2023 CNY (¥) shares	Sep. 30, 2021 shares	May 20, 2024 $ / shares	Nov. 18, 2022 shares	Mar. 31, 2018 shares
Share Based Compensation [Line Items]
Share options granted, exercise price per share | $ / shares																$ 0.0363425
Percentage of total exercised ordinary shares															25.00%	25.00%
Number of options, vested or expected to vest																4,128,005,400
Compensation expenses (in Dollars) | ¥																	¥ 2,507		¥ 4,782
Share based compensation stock options outstanding number																4,128,005,400
Issued ordinary shares		1	1
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.0099999																				$ 0.0000001
Compensation expenses (in Yuan Renminbi)																	¥ 2,507		¥ 4,782
Yijia Inc [Member]
Share Based Compensation [Line Items]
Shares reserved									86,000,000	86,000,000													86,000,000
Stock Option A [Member]
Share Based Compensation [Line Items]
Exercise of share-based compensation, shares																				0
Number of options, vested or expected to vest																1,025,000,000	1,025,000,000	1,025,000,000
Weighted average intrinsic value of share options
Stock Option B [Member]
Share Based Compensation [Line Items]
Share based compensation stock options outstanding number																	2,385,000,000	2,385,000,000	2,385,000,000
Weighted average intrinsic value (in Dollars per share) | $ / shares
Restricted Stock Units [Member]
Share Based Compensation [Line Items]
Compensation expenses (in Dollars) | $
2019 Share Incentive Plan [Member]
Share Based Compensation [Line Items]
Percentage of maximum number of shares issued																10.00%
2019 Share Incentive Plan [Member] | Share-Based Payment Arrangement, Option [Member]
Share Based Compensation [Line Items]
Share options granted, exercise price per share | $ / shares																$ 0.0363425
Stock options vested					359,000,000	359,000,000
2019 Share Incentive Plan [Member] | Chief Executive Officer [Member]
Share Based Compensation [Line Items]
Issued in ordinary shares							7,200,000,000
Share options granted, exercise price per share | $ / shares
2019 Share Incentive Plan [Member] | Chief Financial Officer [Member] | Share-Based Payment Arrangement, Option [Member]
Share Based Compensation [Line Items]
Issued in ordinary shares							5,036,000,000.000
Share options granted, exercise price per share | $ / shares
Exercise of share-based compensation, shares							4,318,000,000
Stock options vested					359,000,000	359,000,000
Class B ordinary shares [Member]
Share Based Compensation [Line Items]
Number of options, vested or expected to vest																1,025,000,000
Ordinary shares vote															ten	ten
Issued ordinary shares	62,500,000,000,000,000,000			6,142,789,000,000
Ordinary shares, par value (in Dollars per share) | (per share)																$ 0.0000001	¥ 0.0000001	¥ 0.0000001
Class B ordinary shares [Member] | Yijia Inc [Member]
Share Based Compensation [Line Items]
Issued in ordinary shares								7,520,000,000
Class B ordinary shares [Member] | 2022 Share Incentive Plan [Member]
Share Based Compensation [Line Items]
Maximum number of issuance shares																250,000,000,000						250,000,000,000
Class B ordinary shares [Member] | 2025 Equity Incentive Plan [Member]
Share Based Compensation [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.0000001			$ 0.0000001
Class B ordinary shares [Member] | 2025 Equity Incentive Plan [Member]
Share Based Compensation [Line Items]
Issued ordinary shares	11,800,000,000
Class A ordinary shares [Member]
Share Based Compensation [Line Items]
Ordinary shares vote															one	one
Number of issued ordinary shares																1
Issued ordinary shares	437,450,000,000,000,000,000
Ordinary shares, par value (in Dollars per share) | (per share)																$ 0.0000001	0.0000001	¥ 0.0000001
Class A ordinary shares [Member] | Stock Option B [Member]
Share Based Compensation [Line Items]
Share based compensation stock options outstanding number																2,385,000,000
IPO [Member] | Stock Option B [Member]
Share Based Compensation [Line Items]
Compensation expenses (in Dollars) | $
Management Employees And Non Employees [Member] | Stock Option A [Member]
Share Based Compensation [Line Items]
Share options granted											26,860,000	26,860,000	26,860,000	26,860,000
Share options granted, exercise price per share | (per share)																	¥ 0.02	¥ 0.0031
Share options granted, vesting percentage																	50.00%
Management And Employees [Member] | Stock Option B [Member]
Share Based Compensation [Line Items]
Share options granted									43,140,000	43,140,000
Share options granted, exercise price per share | (per share)									¥ 0.02	$ 0.0031